Share-Based Payments (Schedule of Balances of Options) (Details)		12 Months Ended
		Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2016 USD ($) shares $ / shares
Number of options
Balance as at January 1 | shares		963,665	2,764,334	2,873,190
Granted during the year | shares				63,000
Forfeited during the year | $ / shares		(159,000)	(146,334)	(171,856)
Exercised during the year | $ / shares		(24,333)	(1,654,335)
Total options outstanding as at December 31		780,332	963,665	2,764,334
Total of exercisable options as at December 31	[1]	766,332	106,000	1,020,000
Weighted average of exercise price
Balance as at January 1		$ 8.07	$ 7.15	$ 7.40
Granted during the year				7.79
Forfeited during the year		9.77	11.26	11.43
Exercised during the year		6.84	7.4
Total options outstanding as at December 31		6.91	8.07	7.15
Total of exercisable options as at December 31	[1]	$ 6.89	$ 12.98	$ 7.89

[1]	The weighted average of the remaining contractual life of options outstanding as at December 31, 2018 is 1.1 years.